Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) as contained within the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and the rules and regulations of the SEC.
The square footage, unit count, and occupancy percentage data and related disclosures included in these notes to the consolidated financial statements are outside the scope of our independent registered accounting firm’s review.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) as contained within the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and the rules and regulations of the SEC.

Unaudited Information		Unaudited Information The square footage, unit count, and occupancy percentage data and related disclosures included in these notes to the consolidated financial statements are unaudited.
Principles of Consolidation
Principles of Consolidation
Our financial statements, and the financial statements of our Operating Partnership, including its wholly-owned subsidiaries, are consolidated in the accompanying consolidated financial statements. The portion of these entities not wholly-owned by us is presented as noncontrolling interests. All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation
Our financial statements, and the financial statements of our Operating Partnership, including its wholly-owned subsidiaries, are consolidated in the accompanying consolidated financial statements. The portion of these entities not wholly-owned by us is presented as noncontrolling interests. All intercompany accounts and transactions have been eliminated in consolidation.
Strategic Storage Operating Partnership VI, L.P. (“SST VI OP”), the operating partnership of SST VI, and its wholly-owned subsidiaries, were consolidated by us from March 10, 2021 (the date of our initial investment in SST VI OP) until May 1, 2021. The portion not wholly-owned by us was presented as noncontrolling interests, and all intercompany accounts and transactions were eliminated when they were consolidated by us.

Consolidation Considerations
Consolidation Considerations
Current accounting guidance provides a framework for identifying a variable interest entity (“VIE”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements. In general, a VIE is an entity or other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. Generally, a VIE should be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) has the power to direct the VIE’s most significant activities and the obligation to absorb losses or right to receive benefits of the VIE that could be significant to the VIE. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interest at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest.
Our Operating Partnership is deemed to be a VIE and is consolidated by us as we are currently the primary beneficiary. Our sole significant asset is our investment in our Operating Partnership; as a result, substantially all of our assets and liabilities represent those assets and liabilities of our Operating Partnership and its wholly-owned subsidiaries.

Pacific Oak Holding Group, LLC, the parent company of Pacific Oak Capital Markets, LLC, the dealer manager for the public offering of SST VI, is a 17.5%
non-voting
member of Strategic Storage Advisor VI, LLC, our advisor to SST VI (the “SST VI Advisor”). We are the primary beneficiary of SST VI Advisor, and its operations therefore are consolidated by us.
As of September 30, 2024 and December 31, 2023, we were not a party to any other material contracts or interests that would be deemed variable interests in VIEs other than our joint ventures with SmartCentres, our Nantucket Joint Venture (as defined below), and our equity investments in the Managed REIT’s, which are all accounted for under the equity method of accounting (see Note 4 – Investments in Unconsolidated Real Estate Ventures and Note 10 – Related Party Transactions for additional information), and our joint venture programs through which we offer our tenant insurance, tenant protection plans or similar programs (the “Tenant Protection Programs”) with SST VI, SSGT III, and SSGT II (through June 1, 2022) which are consolidated.

Consolidation Considerations
Current accounting guidance provides a framework for identifying a variable interest entity (“VIE”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements. In general, a VIE is an entity or other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. Generally, a VIE should be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) has the power to direct the VIE’s most significant activities and the obligation to absorb losses or right to receive benefits of the VIE that could be significant to the VIE. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interest at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest.
Our Operating Partnership is deemed to be a VIE and is consolidated by the Company as we are currently the primary beneficiary. Our sole significant asset is our investment in our Operating Partnership; as a result, substantially all of our assets and liabilities represent those assets and liabilities of our Operating Partnership and its wholly-owned subsidiaries.

From March 10, 2021 until May 1, 2021, we were deemed to be the primary beneficiary of SST VI OP, and their operations were therefore consolidated by us. Subsequent to May 1, 2021, we are no longer the primary beneficiary, and their operations are no longer consolidated by us.
On March 1, 2022, Pacific Oak Holding Group, LLC, the parent company of Pacific Oak Capital Markets, LLC, the dealer manager for the public offering of SST VI, became a 10%
non-voting
member of Strategic Storage Advisor VI, LLC, our advisor to SST VI (the “SST VI Advisor”). We continue to be the primary beneficiary of SST VI Advisor, and their operations therefore continue to be consolidated by us.
As of December 31, 2023, we were not a party to any other material contracts or interests that would be deemed variable interests in VIEs other than our joint ventures with SmartCentres and our equity investments in the Managed REIT’s, which are all accounted for under the equity method of accounting (see Note 4 – Investments in Unconsolidated Real Estate Ventures and Note 10 - Related Party Transactions for additional information), and our joint venture programs through which we offer our tenant insurance, tenant protection plans or similar programs (the “Tenant Protection Programs”) with SST VI, SSGT III, and SSGT II (through June 1, 2022) which are consolidated.

Equity Investments
Equity Investments
Under the equity method, our investments are stated at cost and adjusted for our share of net earnings or losses and reduced by distributions and impairments, as applicable. Equity in earnings will generally be recognized based on our ownership interest in the earnings of each of the unconsolidated investments and recorded within our consolidated statements of operations.

Equity Investments
Under the equity method, our investments are stated at cost and adjusted for our share of net earnings or losses and reduced by distributions and impairments, as applicable. Equity in earnings will generally be recognized based on our ownership interest in the earnings of each of the unconsolidated investments and recorded within our consolidated statements of operations. Our share of earnings and losses from our equity method investments in the JV Properties (as defined in Note 4 - Investments in Unconsolidated Real Estate Ventures) was previously included in Other, net within our consolidated statements of operations, but has been reclassified to Equity in earnings (losses) from investments in JV Properties within the current consolidated statements of operations included herein.

Investments in and Advances to Managed REITs
Investments in and Advances to Managed REITs
As of September 30, 2024 and December 31, 2023, we had both equity and debt investments in the Managed REITs; such amounts are included in Investments in and advances to Managed REITs within our consolidated balance sheets. We account for the equity investments using the equity method of accounting as we have the ability to exercise significant influence, but not control, over the Managed REITs’ operating and financial policies through our advisory and property management agreements with the respective Managed REITs.
We record the interest and related financing fees on our debt investments on the accrual basis and such income was previously included in Other, net, within our consolidated statements of operations. Such income has been reclassified to Interest income within the consolidated statements of operations included herein. While we do make loans periodically, we do not consider that to be part of our primary operating activity, and therefore do not report income from loans as operating income.
See Note 10 – Related Party Transactions for additional information.

Investments in and Advances to Managed REITs
As of December 31, 2023, and 2022, we owned equity and debt investments in the Managed REITs; such amounts are included in Investments in and advances to Managed REITs within our consolidated balance sheets. We account for the equity investments using the equity method of accounting as we have the ability to exercise significant influence, but not control, over the Managed REITs’ operating and financial policies through our advisory and property management agreements with the respective Managed REITs. The equity method of accounting requires the investment to be initially recorded at cost and subsequently adjusted for our share of equity in the respective Managed REIT’s earnings and reduced by distributions. Our share of earnings and losses from our equity method investments in the Managed REITs was previously included in Other, net within our consolidated statements of operations, but has been reclassified to Equity in earnings (losses) from investments in Managed REITs within our current consolidated statements of operations included herein.
We record the interest on our debt investments on the accrual basis and such income is included in Other, net, within Other income (expense) of our consolidated statements of operations. While we do make loans periodically, we do not consider that to be part of our ordinary operating activity, and therefore do not report income from loans as operating income.
See Note 10 – Related Party Transactions for additional information.

Noncontrolling Interests in Consolidated Entities
Noncontrolling Interests in Consolidated Entities
We account for the noncontrolling interests in our Operating Partnership and the noncontrolling interests in SST VI Advisor and our Tenant Protection Programs joint ventures with SST VI, SSGT III, and SSGT II (prior to the SSGT II Merger on June 1, 2022) in accordance with the related accounting guidance.
Due to our control through our general partnership interest in our Operating Partnership and the limited rights of the limited partners, our Operating Partnership, including its wholly-owned subsidiaries, are consolidated with the Company and the limited partner interests are reflected as noncontrolling interests in the accompanying consolidated balance sheets. We also consolidate our interests in the SSGT III and SST VI Tenant
Protection Programs and present the minority interests as noncontrolling interests in the accompanying consolidated balance sheets. The noncontrolling interests shall be attributed their share of income and losses, even if that attribution results in a deficit noncontrolling interests balance.

Noncontrolling Interests in Consolidated Entities
We account for the noncontrolling interests in our Operating Partnership and the noncontrolling interests in SST VI Advisor and our Tenant Protection Programs joint ventures with SST VI, SSGT III, and SSGT II (prior to the SSGT II Merger on June 1, 2022) in accordance with the related accounting guidance. Due to our control through our general partnership interest in our Operating Partnership and the limited rights of the limited partners, our Operating Partnership, including its wholly-owned subsidiaries, are consolidated with the Company and the limited partner interests are reflected as noncontrolling interests in the accompanying consolidated balance sheets. We also consolidate our interests in the SSGT III and SST VI Tenant Protection Programs and present the minority interests as noncontrolling interests in the accompanying consolidated balance sheets. The noncontrolling interests shall be attributed their share of income and losses, even if that attribution results in a deficit noncontrolling interests balance.

Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The current economic environment has increased the degree of uncertainty inherent in these estimates and assumptions. Management will adjust such estimates when facts and circumstances dictate. Actual results could materially differ from those estimates. The most significant estimates made include that of real estate acquisition valuation and the allocation of property purchase price to tangible and intangible assets acquired and liabilities assumed at relative fair value, the evaluation of potential impairment of indefinite and long-lived assets and goodwill, and the estimated useful lives of real estate assets and intangibles.

Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The current economic environment has increased the degree of uncertainty inherent in these estimates and assumptions. Management will adjust such estimates when facts and circumstances dictate. Actual results could materially differ from those estimates. The most significant estimates made include that of real estate acquisition valuation and the allocation of property purchase price to tangible and intangible assets acquired and liabilities assumed at relative fair value, the evaluation of potential impairment of indefinite and long-lived assets and goodwill, and the estimated useful lives of real estate assets and intangibles.

Cash and Cash Equivalents
Cash and Cash Equivalents
We consider all short-term, highly liquid investments that are readily convertible to cash with a maturity of three months or less at the time of purchase to be cash equivalents.
We may maintain cash and cash equivalents in financial institutions in excess of insured limits. In an effort to mitigate this risk, we only invest in or through major financial institutions.

Cash and Cash Equivalents
We consider all short-term, highly liquid investments that are readily convertible to cash with a maturity of three months or less at the time of purchase to be cash equivalents.
We may maintain cash and cash equivalents in financial institutions in excess of insured limits. In an effort to mitigate this risk, we only invest in or through major financial institutions.

Restricted Cash
Restricted Cash
Restricted cash consists primarily of impound reserve accounts for property taxes, insurance and capital improvements in connection with the requirements of certain of our loan agreements.

Restricted Cash
Restricted cash consists primarily of impound reserve accounts for property taxes, insurance and capital improvements in connection with the requirements of certain of our loan agreements.

Real Estate Purchase Price Allocation and Treatment of Acquisition Costs
Real Estate Purchase Price Allocation and Treatment of Acquisition Costs
We account for asset acquisitions in accordance with GAAP which requires that we allocate the purchase price of a property to the tangible and intangible assets acquired and the liabilities assumed based on their relative fair values as of the date of acquisition. This guidance requires us to make significant estimates and assumptions, including fair value estimates, which requires the use of significant unobservable inputs as of the acquisition date. We engage independent third-party valuation specialists to assist in the determination of significant estimates and market-based assumptions used in the valuation models.
The value of the tangible assets, consisting of land and buildings, is determined as if vacant. Substantially all of the leases in place at acquired properties are at market rates, as the majority of the leases are month-to-month
contracts. We also consider whether
in-place,
market leases represent an intangible asset. We recorded approximately $1.8 million and none in intangible assets to recognize the value of in-place
leases related to our acquisitions during the nine months ended September 30, 2024 and 2023, respectively. We do not expect, nor to date have we recorded, intangible assets for the value of customer relationships because we expect we will not have concentrations of significant customers and the average customer turnover will be fairly frequent.
Allocation of purchase price to acquisitions of portfolios of facilities are allocated to the individual facilities based upon an income approach or a cash flow analysis using appropriate risk adjusted capitalization rates which take into account the relative size, age, and location of the individual facility along with current and projected occupancy and rental rate levels or appraised values, if available.

Acquisitions that do not meet the definition of a business, as defined under current GAAP, are accounted for as asset acquisitions. During the nine months ended September 30, 2024 and 2023, our property acquisitions did not meet the definition of a business. To date, our acquisitions have generally not met the definition of a business because substantially all of the fair value was concentrated in a single identifiable asset or group of similar identifiable assets (i.e. land, buildings, and related intangible assets) and because the acquisitions did not include a substantive process in the form of an acquired workforce or an acquired contract that cannot be replaced without significant cost, effort or delay. As a result, once an acquisition is deemed probable, acquisition related transaction costs are capitalized rather than expensed.
During the three months ended September 30, 2024 and 2023, we expensed approximately $38,000 and $76,000, respectively, of acquisition-related transaction costs that did not meet our capitalization policy during the respective periods.
During the nine months ended September 30, 2024 and 2023, we expensed approximately $121,000 and $118,000, respectively, of acquisition-related transaction costs that did not meet our capitalization policy during the respective periods.

Real Estate Purchase Price Allocation and Treatment of Acquisition Costs
We account for asset acquisitions in accordance with GAAP which requires that we allocate the purchase price of a property to the tangible and intangible assets acquired and the liabilities assumed based on their relative fair values as of the date of acquisition. This guidance requires us to make significant estimates and assumptions, including fair value estimates, which requires the use of significant unobservable inputs as of the acquisition date. We engage third-party valuation specialists to assist in the determination of significant estimates and market-based assumptions used in the valuation models.
The value of the tangible assets, consisting of land and buildings, is determined as if vacant. Substantially all of the leases in place at acquired properties are at market rates, as the majority of the leases are month-to-month
contracts. We also consider whether
in-place,
market leases represent an intangible asset. We recorded none, approximately $10.5 million, and $21.5 million in intangible assets to recognize the value of in-place
leases related to our acquisitions during the years ended December 31, 2023, 2022, and 2021, respectively. We do not expect, nor to date have we recorded, intangible assets for the value of customer relationships because we expect we will not have concentrations of significant customers and the average customer turnover will be fairly frequent.
Allocation of purchase price to acquisitions of portfolios of facilities are allocated to the individual facilities based upon an income approach or a cash flow analysis using appropriate risk adjusted capitalization rates which take into account the relative size, age, and location of the individual facility along with current and projected occupancy and rental rate levels or appraised values, if available.
Acquisitions that do not meet the definition of a business, as defined under current GAAP, are accounted for as asset acquisitions. During the years ended December 31, 2023, 2022, and 2021, our property acquisitions, including the SST IV Merger and the SSGT II Merger, did not meet the definition of a business because substantially all of the fair value was concentrated in a single identifiable asset or group of similar identifiable assets (i.e. land, buildings, and related intangible assets) and because the acquisitions did not include a substantive process in the form of an acquired workforce or an acquired contract that cannot be replaced without significant cost, effort or delay. As a result, once an acquisition is deemed probable, acquisition related transaction costs are capitalized rather than expensed.
During the years ended December 31, 2023, 2022, and 2021 we expensed approximately $0.2 million, $0.9 million, and $0.9 million, respectively, of acquisition-related transaction costs that did not meet our capitalization policy during the respective periods.

Evaluation of Possible Impairment of Real Property Assets
Evaluation of Possible Impairment of Real Property Assets
Management monitors events and changes in circumstances that could indicate that the carrying amounts of our real property assets may not be recoverable. When indicators of potential impairment are present that indicate that the carrying amounts of the assets may not be recoverable, we will assess the recoverability of the assets by determining whether the carrying value of the real property assets will be recovered through the undiscounted future operating cash flows expected from the use of the asset and its eventual disposition. In the event that such expected undiscounted future cash flows do not exceed the carrying value, we will adjust the value of the real property assets to the fair value and recognize an impairment loss. For the nine months ended September 30, 2023, no real property asset impairment losses were recognized. For the nine months ended September 30, 2024, we recorded a casualty loss in connection with damage to one of our wholly-owned properties caused by Hurricane Helene. Please see Note 3 – Real Estate for additional detail.
Casualty Insurance Recoveries
In the event of a wind storm, flood, fire or other such event causing property damage, we estimate the carrying value of the damaged property and record a corresponding casualty loss. If we determine that an insurance recovery is probable, we record such estimated recovery as a receivable up to the amount of the casualty loss. Any amount of insurance recovery for such loss in excess of the amount of the casualty loss recorded is considered a gain contingency and is recognized when the claim is fully settled.

Evaluation of Possible Impairment of Real Property Assets
Management monitors events and changes in circumstances that could indicate that the carrying amounts of our real property assets may not be recoverable. When indicators of potential impairment are present that indicate that the carrying amounts of the assets may not be recoverable, we will assess the recoverability of the assets by determining whether the carrying value of the real property assets will be recovered through the undiscounted future operating cash flows expected from the use of the asset and its eventual disposition. In the event that such expected undiscounted future cash flows do not exceed the carrying value, we will adjust the value of the real property assets to the fair value and recognize an impairment loss. For the years ended December 31, 2023, 2022, and 2021, no real property asset impairment losses were recognized.

Goodwill Valuation
Goodwill Valuation
We initially recorded goodwill as a result of the Self Administration Transaction (as defined in Note 10 – Related Party Transactions), which occurred in 2019. Goodwill is recorded as the difference, if any, between the aggregate consideration paid for an acquisition and the fair value of the net tangible assets and other intangible assets acquired. Goodwill is allocated to various reporting units, as applicable, and is not amortized. We perform an annual qualitative impairment assessment as of December 31 for goodwill; between annual tests we evaluate the recoverability of goodwill whenever events or changes in circumstances indicate that the carrying amount of goodwill may not be fully recoverable. If circumstances indicate the carrying amount may not be fully recoverable, we perform a quantitative analysis to compare the fair value of each reporting unit to its respective carrying amount. If the carrying amount of goodwill exceeds its fair value, an impairment charge will be recognized.

Goodwill Valuation
We initially recorded goodwill as a result of the Self Administration Transaction (as defined in Note 10 – Related Party Transactions), which occurred in 2019. Goodwill is recorded as the difference, if any, between the aggregate consideration paid for an acquisition and the fair value of the net tangible assets and other intangible assets acquired. Goodwill is allocated to various reporting units, as applicable, and is not amortized. We perform an annual qualitative impairment assessment as of December 31 for goodwill; between annual tests we evaluate the recoverability of goodwill whenever events or changes in circumstances indicate that the carrying amount of goodwill may not be fully recoverable. If circumstances indicate the carrying amount may not be fully recoverable, we perform a quantitative analysis to compare the fair value of each reporting unit to its respective carrying amount. If the carrying amount of goodwill exceeds its fair value, an impairment charge will be recognized.

See Note 10 – Related Party Transactions for additional information.

Trademarks
Trademarks
In connection with the Self Administration Transaction, we recorded the fair value associated with the two primary trademarks acquired therein.
Trademarks are based on the value of our brands. Trademarks are valued using the relief from royalty method, which presumes that without ownership of such trademarks, we would have to make a stream of payments to a brand or franchise owner in return for the right to use their name. By virtue of this asset, we avoid any such payments and record the related intangible fair value of our ownership of the brand name.
As of September 30, 2024 and December 31, 2023, $15.7 million was recorded related to the SmartStop
®
Self Storage trademark, which is an indefinite lived trademark. The “Strategic Storage
®
” trademark is a definite lived trademark, which was fully amortized as of September 30, 2024. As of December 31, 2023, approximately $71,000 was recorded to the “Strategic Storage
®
” trademark.
We qualitatively evaluate whether any triggering events or changes in circumstances have occurred in addition to our annual impairment test that would indicate an impairment condition may exist. If any change in circumstance or triggering event occurs, and results in a significant impact to our revenue and profitability projections, or any significant assumption in our valuation methods is adversely impacted, the impact could result in a material impairment charge in the future.

Trademarks
In connection with the Self Administration Transaction, we recorded the fair value associated with the two primary trademarks acquired therein.
Trademarks are based on the value of our brands. Trademarks are valued using the relief from royalty method, which presumes that without ownership of such trademarks, we would have to make a stream of payments to a brand or franchise owner in return for the right to use their name. By virtue of this asset, we avoid any such payments and record the related intangible fair value of our ownership of the brand name.
As of December 31, 2023 and December 31, 2022, $15.7 million was recorded related to the SmartStop
®
Self Storage trademark, which is an indefinite lived trademark. As of December 31, 2023 and December 31, 2022, approximately $71,000 and $211,000, respectively, was recorded to the “Strategic Storage
®
”
trademark, which is a definite lived trademark. The total estimated future amortization expense of the “Strategic Storage
®
” trademark asset for the year ending December 31, 2024 is approximately $71,000.
We qualitatively evaluate whether any triggering events or changes in circumstances have occurred in addition to our annual impairment test that would indicate an impairment condition may exist. If any change in circumstance or triggering event occurs, and results in a significant impact to our revenue and profitability projections, or any significant assumption in our valuation methods is adversely impacted, the impact could result in a material impairment charge in the future.

Revenue Recognition
Revenue Recognition
Self Storage Operations
Management believes that all of our leases are operating leases. Rental income is recognized in accordance with the terms of the leases, which generally are month-to-month.
Revenues from any long-term operating leases are recognized on a straight-line basis over the term of the lease. The excess of rents received over amounts contractually due pursuant to the underlying leases is included in accounts payable and accrued liabilities in our consolidated balance sheets, and contractually due but unpaid rent is included in other assets.
In accordance with ASC 842, we review the collectability of lease payments on an ongoing basis. We consider collectability indicators when analyzing accounts receivable and historical bad debt levels, including current economic trends, all of which assist in evaluating the probability of outstanding and future rental income collections.
Additionally, we earn ancillary revenue from fees we receive related to providing tenant insurance or tenant protection plans to customers at our properties through our Tenant Protection Programs, and to a lesser extent, through the sale of various moving and packing supplies such as locks and boxes. We recognize such revenue in the Ancillary operating revenue line within our consolidated statements of operations as the services are performed and as the goods or services are delivered.
Managed REIT Platform
We earn property management and asset management revenue, pursuant to the respective property management and advisory agreement contracts, in connection with providing services to the Managed REITs.

We have determined under ASC 606 – Revenue from Contracts with Customers (“ASC 606”), that the performance obligation for the property management services and asset management services are satisfied as the services are rendered. While we are compensated for our services on a monthly basis, these services represent a series of distinct daily services in accordance with ASC 606. Such revenue is recorded in the Managed REIT Platform revenue line within our consolidated statements of operations.
The Managed REITs’ advisory agreements also provide for reimbursement to us of our direct and indirect costs of providing administrative and management services to the Managed REITs. These reimbursements include costs incurred in relation to organization and offering services provided to the Managed REITs and the reimbursement of salaries, bonuses, and other expenses related to benefits paid to our employees while performing services for the Managed REITs. The Managed REITs’ property management agreements also provide reimbursement to us for the property manager’s costs of managing the properties. Reimbursable costs include wages and salaries and other expenses that arise in operating, managing and maintaining the Managed REITs’ properties.
Under ASC 606, direct reimbursement of such costs does not represent a separate performance obligation from our obligation to perform property management and asset management services. The reimbursement income is considered variable consideration, and is recognized as the costs are incurred, subject to limitations on the Managed REIT Platform’s ability to incur offering costs or limitations imposed by the advisory agreements. We have elected to separately record such revenue in the Reimbursable costs from Managed REITs line within our consolidated statements of operations.
Additionally, we earn revenue in connection with our Tenant Protection Programs joint ventures with our Managed REITs. We also earn development and construction management revenue from services we provide in connection with the project design, coordination and oversight of development and certain capital improvement projects undertaken by the Managed REITs. We recognize such revenue in the Managed REIT Platform revenue line within our consolidated statements of operations as the services are performed or delivered. See Note 10 – Related Party Transactions, for additional information regarding revenue generated from our Managed REIT Platform.
Sponsor Funding Agreement
On November 1, 2023, SmartStop REIT Advisors, LLC, a subsidiary of our Operating Partnership, entered into a sponsor funding agreement (the “Sponsor Funding Agreement”) with SST VI and Strategic Storage Operating Partnership VI, L.P. (“SST VI OP”) in connection with certain changes to the public offering of SST VI (see Note 10 – Related Party Transactions for additional information).
Pursuant to the Sponsor Funding Agreement, SmartStop, through a wholly-owned subsidiary, is required to fund the payment of the front-end sales load for the sale of SST VI’s class Y and class Z shares sold in its offering. In exchange, SmartStop receives a number of series C convertible units (“Series C Units”) in SST VI OP calculated as the dollar amount of such funding divided by the then-current offering price, which was $9.30 through August 6, 2024 for such class Y and Z shares. The Series C Units shall automatically convert into class A units of SST VI OP on a one-to-one basis upon SST VI’s disclosure of an estimated net asset value per share equal to at least $10.00 per share for each class of SST VI shares of common stock, including the class Y shares and class Z shares, calculated net of the Series C Units to be converted. On August 7, 2024, SST VI declared an estimated net asset value per share of $10.00. Since the Series C Units that could be converted would result in the net asset value falling below $10.00 per share, none of the Series C Units we own were converted into class A units of SST VI OP, and our future purchases will be determined based on the current estimated net asset value at such time. Subsequent to SST VI declaring an estimated net asset value of $10.00 per share, the number of Series C Units SmartStop receives in exchange for funding the front-end sales load of the sale of SST VI’s class Y and class Z shares is calculated as the dollar amount of such sponsor funding divided by the current offering price of $10.00 per share for such class Y and Z shares.
In accordance with ASC 606, the amount by which our funding exceeds the fair value of the Series C Units received is accounted for as a payment to a customer and is therefore recorded as a reduction to the transaction price for the services we provide to such customer. Each payment is initially included in the Other assets line-item in our consolidated balance sheet and subsequently recorded as a reduction of Managed REIT Platform revenues ratably over the remaining estimated life of our management contracts with SST VI. Below is a summary of the portion of sponsorship funding payments which exceeds the fair value of the Series C Units received, and is recorded pursuant to ASC 606 as described above (in thousands):

Balance as of December 31, 2022	$—
Amounts incurred	3,527
Recorded sponsor funding reduction	(34)

Balance as of December 31, 2023	$3,493

Amounts incurred	$932
Recorded sponsor funding reduction	(598)

Balance as of September 30, 2024	$3,827

Revenue Recognition
Self Storage Operations
Management believes that all of our leases are operating leases. Rental income is recognized in accordance with the terms of the leases, which generally are month-to-month.
Revenues from any long-term operating leases are recognized on a straight-line basis over the term of the lease. The excess of rents received over amounts contractually due pursuant to the underlying leases is included in accounts payable and accrued liabilities in our consolidated balance sheets, and contractually due but unpaid rent is included in other assets.
In accordance with ASC 842, we review the collectability of lease payments on an ongoing basis. We consider collectability indicators when analyzing accounts receivable and historical bad debt levels, including current economic trends, all of which assist in evaluating the probability of outstanding and future rental income collections.
Additionally, we earn ancillary revenue by selling tenant insurance or tenant protection plans to customers at our properties through our Tenant Protection Programs, and to a lesser extent, through the sale of various moving and packing supplies such as locks and boxes. We recognize such revenue in the Ancillary operating revenue line within our consolidated statements of operations as the services are performed and as the goods are delivered.
Managed REIT Platform
We earn property management and asset management revenue, pursuant to the respective property management and advisory agreement contracts, in connection with providing services to the Managed REITs.

We have determined under ASC 606 – Revenue from Contracts with Customers (“ASC 606”), that the performance obligation for the property management services and asset management services are satisfied as the services are rendered. While we are compensated for our services on a monthly basis, these services represent a series of distinct daily services in accordance with ASC 606. Such revenue is recorded in the Managed REIT Platform revenue line within our consolidated statements of operations.
The Managed REITs’ advisory agreements also provide for reimbursement to us of our direct and indirect costs of providing administrative and management services to the Managed REITs. These reimbursements include costs incurred in relation to organization and offering services provided to the Managed REITs and the reimbursement of salaries, bonuses, and other expenses related to benefits paid to our employees while performing services for the Managed REITs. The Managed REITs’ property management agreements also provide reimbursement to us for the property manager’s costs of managing the properties. Reimbursable costs include wages and salaries and other expenses that arise in operating, managing and maintaining the Managed REITs’ properties.
Under ASC 606, direct reimbursement of such costs does not represent a separate performance obligation from our obligation to perform property management and asset management services. The reimbursement income is considered variable consideration, and is recognized as the costs are incurred, subject to limitations on the Managed REIT Platform’s ability to incur offering costs or limitations imposed by the advisory agreements. We have elected to separately record such revenue in the Reimbursable costs from Managed REITs line within our consolidated statements of operations.
Additionally, we earn revenue in connection with our Tenant Protection Programs joint ventures with our Managed REITs. We also earn development and construction management revenue from services we provide in connection with the project design, coordination and oversite of development and certain capital improvement projects undertaken by the Managed REITs. We recognize such revenue in the Managed REIT Platform revenue line within our consolidated statements of operations as the services are performed or delivered. See Note 10 – Related Party Transactions, for additional information regarding revenue generated from our Managed REIT Platform.
Sponsor Funding Agreement
On November 1, 2023, SmartStop REIT Advisors, LLC, a subsidiary of SmartStop OP entered into a sponsor funding agreement with SST VI and SST VI OP (the “Sponsor Funding Agreement”), in connection with certain changes to the public offering of SST VI (see Note 10 - Related Party for additional information).
Pursuant to the Sponsor Funding Agreement, SmartStop, through a wholly-owned subsidiary, is required to fund the payment of the front-end sales load for the sale of SST VI’s class Y and class Z shares sold in their offering. In exchange, SmartStop receives a number of series C convertible units (“Series C Units”) in SST VI’s operating partnership calculated as the dollar amount of such funding divided by the then-current offering price for such class Y and Z shares. The Series C Units convert into class A units of SST VI OP if the estimated net asset value of SST VI, as declared by SST VI, exceeds $10.00 per share. Such conversion is limited such that the dilution caused by the conversion may not reduce the diluted estimated net asset value below $10.00 per share.
In accordance with ASC 606, the amount by which our funding exceeds the fair value of the Series C Units received is accounted for as a payment to a customer and is therefore recorded as a reduction to the transaction price for the services we provide to such customer. Each payment is initially included in the Other assets line-item in our consolidated balance sheet and subsequently recorded as a reduction of Managed REIT Platform revenues ratably over the remaining estimated life of our management contracts with SST VI. Below is a summary of the portion of sponsorship funding payments which exceeds the fair value of the Series C Units received, and is recorded pursuant to ASC 606 as described above:

Balance as of December 31, 2022	$—
Amounts incurred	3,526,927
Recorded sponsor funding reduction	(33,643)

Balance as of December 31, 2023	$3,493,284

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
Tenant accounts receivable is reported net of an allowance for doubtful accounts. Management records this general allowance estimate based upon a review of the current status of accounts receivable. It is reasonably possible that management’s estimate of the allowance will change in the future. As of September 30, 2024 and December 31, 2023, approximately $1.0 million and $0.9 million, respectively, were recorded to allowance for doubtful accounts and are included within other assets in the accompanying consolidated balance sheets.

Allowance for Doubtful Accounts
Tenant accounts receivable is reported net of an allowance for doubtful accounts. Management records this general allowance estimate based upon a review of the current status of accounts receivable. It is reasonably possible that management’s estimate of the allowance will change in the future. As of December 31, 2023 and 2022, approximately $0.9 million and $0.7 million, respectively, were recorded to allowance for doubtful accounts, and are included within other assets in the accompanying consolidated balance sheets.

Advertising Costs
Advertising Costs
Advertising costs are expensed in the period in which the cost is incurred and are included in property operating expenses and general and administrative lines within our consolidated statements of operations, depending on the nature of the expense. We incurred advertising costs of approximately $1.3 million and $1.2 million for the three months ended September 30, 2024 and 2023, respectively, within property operating expenses, and approximately $0.7 million and $0.5 million for the three months ended September 30, 2024 and 2023, respectively, within general and administrative. We incurred advertising costs of approximately $4.0 million and $3.6 million for the nine months ended September 30, 2024 and 2023, respectively, within property operating expenses, and approximately $1.7 million and $1.6 million for the nine months ended September 30, 2024 and 2023, respectively, within general and administrative.

Advertising Costs
Advertising costs are expensed in the period in which the cost is incurred and are included in property operating expenses and general and administrative lines within our consolidated statements of operations, depending on the nature of the expense. We incurred advertising costs of approximately $2.2 million, $1.3 million, and $0.7 million for the years ended December 31, 2023, 2022, and 2021, respectively, within general and administrative. We incurred advertising costs of approximately $4.8 million, $4.4 million, and $3.7 million for the years ended December 31, 2023, 2022, and 2021, respectively, within property operating expenses.

Real Estate Facilities
Real Estate Facilities
We capitalize costs incurred to develop, construct, renovate and improve properties, including interest and property taxes incurred during the construction period. The construction period begins when expenditures for the real estate assets have been made and activities that are necessary to prepare the asset for its intended use are in progress. The construction period ends when the asset is substantially complete and ready for its intended use.

Real Estate Facilities
We capitalize costs incurred to develop, construct, renovate and improve properties, including interest and property taxes incurred during the construction period. The construction period begins when expenditures for the real estate assets have been made and activities that are necessary to prepare the asset for its intended use are in progress. The construction period ends when the asset is substantially complete and ready for its intended use.

Depreciation of Real Property Assets
Depreciation of Real Property Assets
Our management is required to make subjective assessments as to the useful lives of our depreciable assets. We consider the period of future benefit of the asset to determine the appropriate useful lives.
Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	30-40 years
Site Improvements	7-10 years

Depreciation of Real Property Assets
Our management is required to make subjective assessments as to the useful lives of our depreciable assets. We consider the period of future benefit of the asset to determine the appropriate useful lives.
Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	30-40 years
Site Improvements	7-10 years

Depreciation of Personal Property Assets
Depreciation of Personal Property Assets
Personal property assets consist primarily of furniture, fixtures and equipment and are depreciated on a straight-line basis over the estimated useful lives, generally ranging from 3 to 5 years, and are included in other assets on our consolidated balance sheets.

Depreciation of Personal Property Assets
Personal property assets consist primarily of furniture, fixtures and equipment and are depreciated on a straight-line basis over the estimated useful lives, generally ranging from 3 to 5 years, and are included in other assets on our consolidated balance sheets.

Intangible Assets
Intangible Assets
We have allocated a portion of our real estate purchase price to in-place
lease intangibles, which amortize on a straight-line basis over the estimated future benefit period. Additionally, we have other contract related intangible assets. As of September 30, 2024, the gross amount of the intangible assets was approximately $82.1 million, and accumulated amortization was approximately $79.5 million. As of December 31, 2023, the gross amount of the intangible assets was approximately $80.7 million, and accumulated amortization was approximately $79.5 million. See Note 10 – Related Party Transactions for additional information.
The total estimated future amortization expense related to intangible assets for the years ending December 31, 2024, 2025, 2026, 2027, 2028, and thereafter is approximately $0.3 million, $1.2 million, $0.2 million, $0.1 million, $0.1 million, and $0.6 million thereafter, respectively. The weighted-average amortization period on our remaining intangible assets with a net book value of approximately $2.6 million was approximately 3.2 years as of September 30, 2024.
We evaluate whether any triggering events or changes in circumstances have occurred subsequent to our annual impairment test that would indicate an impairment condition may exist. If any change in circumstance or triggering event occurs, and results in a significant impact to our revenue and profitability projections, or any significant assumption in our valuations methods is adversely impacted, the impact could result in an impairment charge in the future.

Intangible Assets
We have allocated a portion of our real estate purchase price to in-place
lease intangibles, which amortize on a straight-line basis over the estimated future benefit period. Additionally, we have other contract related intangible assets. As of December 31, 2023, the gross amount of the intangible assets was approximately $80.7 million, and accumulated amortization was approximately $79.5 million. As of December 31, 2022, the gross amounts of the intangible assets was approximately $88.5 million and accumulated amortization was approximately $72.9 million. See Note 10 - Related Party Transactions for additional information.
The total estimated future amortization expense related to intangible assets for the years ending December 31, 2024, 2025, 2026, 2027, 2028, and thereafter is approximately $0.2 million, $0.1 million, $0.1 million, $0.1 million, $0.1 million, and $0.6 million thereafter, respectively.
The weighted-average amortization period on our remaining intangible assets with a net book value of approximately $1.2 million was approximately 5.8 years as of December 31, 2023.
We evaluate whether any triggering events or changes in circumstances have occurred subsequent to our annual impairment test that would indicate an impairment condition may exist. If any change in circumstance or triggering event occurs, and results in a significant impact to our revenue and profitability projections, or any significant assumption in our valuations methods is adversely impacted, the impact could result in an impairment charge in the future.

Debt Issuance Costs
Debt Issuance Costs
The net carrying value of costs incurred in connection with obtaining non revolving debt are presented on the balance sheet as a deduction from debt; amounts incurred related to obtaining revolving debt are included in the debt issuance costs line on our consolidated balance sheet. See Note 5 – Debt for additional information. Debt issuance costs are amortized using the effective interest method.

As of September 30, 2024 the gross amount of debt issuance costs related to our revolving credit facility totaled approximately $9.3 million and accumulated amortization of debt issuance costs related to our revolving credit facility totaled approximately $1.8 million. As of December 31, 2023, the gross amount of debt issuance costs related to our revolving credit facility totaled approximately $4.5 million, and accumulated amortization of debt issuance costs related to our revolving credit facility totaled approximately $4.1 million.
As of September 30, 2024, the gross amount allocated to debt issuance costs related to non-revolving debt totaled approximately $6.0 million and accumulated amortization of debt issuance costs related to non-revolving debt totaled approximately $2.7 million. As of December 31, 2023, the gross amount allocated to debt issuance costs related to non-revolving
debt totaled approximately $7.7 million and accumulated amortization of debt issuance costs related to non-revolving
debt totaled approximately $3.4 million.

Debt Issuance Costs
Costs incurred in connection with obtaining non revolving debt are presented on the balance sheet as a deduction from debt; amounts incurred related to obtaining revolving debt are included in the debt issuance costs line on our consolidated balance sheet (see Note 5 – Debt). Debt issuance costs are amortized using the effective interest method.
As of December 31, 2023, the gross amount of debt issuance costs related to our revolving credit facility totaled approximately $4.5 million and accumulated amortization of debt issuance costs related to our revolving credit facility totaled approximately $4.1 million. As of December 31, 2022, the gross amount of debt issuance costs related to our revolving credit facility totaled approximately $4.5 million, and accumulated amortization of debt issuance costs related to our revolving credit facility totaled approximately $2.4 million.
As of December 31, 2023, the gross amount allocated to debt issuance costs related to non-revolving debt totaled approximately $7.7 million and accumulated amortization of debt issuance costs related to non-revolving debt totaled approximately $3.4 million. As of December 31, 2022, the gross amount allocated to debt issuance costs related to non-revolving
debt totaled approximately $7.0 million and accumulated amortization of debt issuance costs related to non-revolving
debt totaled approximately $2.5 million.

Organizational and Offering Costs
Organizational and Offering Costs
Through March 31, 2022, we paid our Former Dealer Manager an ongoing stockholder servicing fee that was payable monthly and accrued daily in an amount equal to 1/365th of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. In accordance with the selling agreements we entered into with respect to the sale of Class T Shares, we ceased paying the stockholder servicing fee with respect to the Class T Shares sold in the Primary Offering on the fifth anniversary of the last day of the fiscal quarter in which our Primary Offering (i.e., excluding our distribution reinvestment plan offering) terminated (March 31, 2022). Our Former Dealer Manager entered into participating dealer agreements with certain other broker-dealers which authorized them to sell our shares. Upon sale of our shares by such broker-dealers, our Former Dealer Manager re-allowed
all of the sales commissions and, subject to certain limitations, the stockholder servicing fees paid in connection with sales made by these broker-dealers. Our Former Dealer Manager was also permitted to re-allow
to these broker-dealers a portion of their dealer manager fee as marketing fees, reimbursement of certain costs and expenses of attending training and education meetings sponsored by our Former Dealer Manager, payment of attendance fees required for employees of our Former Dealer Manager or other affiliates to attend retail seminars and public seminars sponsored by these broker-dealers, or to defray other distribution-related expenses. We recorded a liability within due to affiliates for the future estimated stockholder servicing fees at the time of sale of Class T Shares as an offering cost.

Foreign Currency Translation
Foreign Currency Translation
For
non-U.S.
functional currency operations, assets and liabilities are translated to U.S. dollars at current exchange rates, as of the reporting date. Revenues and expenses are translated at the average rates for the period. All adjustments related to amounts classified as long term net investments are recorded in accumulated other comprehensive income (loss) as a separate component of equity. Transactions denominated in a currency other than the functional currency of the related operation are recorded at rates of exchange in effect at the date of the transaction. Changes in investments
not classified as long term are recorded in other income (expense) and represented a gain of approximately $0.2 million and a loss of approximately $3.8 million for the three months ended September 30, 2024 and 2023, respectively, and represented a loss of approximately $1.5 million and $0.7 million for the nine months ended September 30, 2024 and 2023, respectively.

Foreign Currency Translation
For
non-U.S.
functional currency operations, assets and liabilities are translated to U.S. dollars at current exchange rates as of the reporting date. Revenues and expenses are translated at the average rates for the period. All adjustments related to amounts classified as long term net investments are recorded in accumulated other comprehensive income (loss) as a separate component of equity. Transactions denominated in a currency other than the functional currency of the related operation are recorded at rates of exchange in effect at the date of the transaction. Changes in investments not classified as long term are recorded in other income (expense) and represented a gain of approximately $0.2 million and a loss of approximately $9.6 million for the years ended December 31, 2023 and 2022, respectively.

Redeemable Common Stock
Redeemable Common Stock
We adopted a share redemption program (“SRP”) that enables stockholders to sell their shares to us in limited circumstances.
We have evaluated the terms of our SRP, and we classify amounts that are redeemable under the SRP as redeemable common stock in the accompanying consolidated balance sheets. The maximum amount of redeemable shares under our SRP is limited to the net proceeds from the distribution reinvestment plan. However, accounting guidance states that determinable amounts that can become redeemable should be presented as redeemable when such amount is known. Therefore, the net proceeds from the distribution reinvestment plan are considered to be temporary equity and are presented as redeemable common stock in the accompanying consolidated balance sheets.
In addition, current accounting guidance requires, among other things, that financial instruments that represent a mandatory obligation of us to repurchase shares be classified as liabilities and reported at settlement value. When we determine we have a mandatory obligation to repurchase shares under the SRP, we reclassify such obligations from temporary equity to a liability based upon their respective settlement values.
See Note 12 – Commitments and Contingencies for additional information on our SRP.

Redeemable Common Stock
We adopted a share redemption program (“SRP”) that enables stockholders to sell their shares to us in limited circumstances.
We have evaluated the terms of our SRP, and we classify amounts that are redeemable under the SRP as redeemable common stock in the accompanying consolidated balance sheets. The maximum amount of redeemable shares under our SRP is limited to the net proceeds from the distribution reinvestment plan. However, accounting guidance states that determinable amounts that can become redeemable should be presented as redeemable when such amount is known. Therefore, the net proceeds from the distribution reinvestment plan are considered to be temporary equity and are presented as redeemable common stock in the accompanying consolidated balance sheets.
In addition, current accounting guidance requires, among other things, that financial instruments that represent a mandatory obligation of us to repurchase shares be classified as liabilities and reported at settlement value. When we determine we have a mandatory obligation to repurchase shares under the SRP, we reclassify such obligations from temporary equity to a liability based upon their respective settlement values.
See Note 12 – Commitments and Contingencies for additional information on our SRP.

Accounting for Equity Awards
Accounting for Equity Awards
We issue equity based awards in two forms: (1) restricted stock awards consisting of shares of our common stock and (2) long-term incentive plan units of our Operating Partnership (“LTIP Units”), both of which may be issued subject to either time based vesting criteria or performance based vesting criteria restrictions. For time based awards granted which contain a graded vesting schedule, compensation cost is recognized as an expense on a straight-line basis over the requisite service period as if the award was, in substance, a single award. For performance based awards, compensation cost is recognized over the requisite service period if and when we determine the performance condition is probable of being achieved. We record the cost of such equity based awards based on the grant date fair value, and have elected to record forfeitures as they occur.

Accounting for Equity Awards
We issue equity based awards in two forms: (1) restricted stock awards consisting of shares of our common stock and (2) long-term incentive plan units of our Operating Partnership (“LTIP Units”), both of which may be issued subject to either time based vesting criteria or performance based vesting criteria restrictions. For time based awards granted which contain a graded vesting schedule, compensation cost is recognized as an expense on a straight-line basis over the requisite service period as if the award was, in substance, a single award. For performance based awards, compensation cost is recognized over the requisite service period if and when we determine the performance condition is probable of being achieved. We record the cost of such equity based awards based on the grant date fair value, and have elected to record forfeitures as they occur.

Employee Benefit Plan
Employee Benefit Plan
The Company maintains its own retirement savings plan under Section 401(k) of the Internal Revenue Code, as amended (the “Code”), under which eligible employees can contribute up to 100% of their annual salary, subject to a statutory prescribed annual limit. The Company matches 100% on contributions up to the first 4% of an employee’s compensation.

Employee Benefit Plan
The Company terminated its relationship with a professional employer organization and began maintaining its own retirement savings plan during the year ended December 31, 2021 under Section 401(k) of the Internal Revenue Code under which eligible employees can contribute up to 100% of their annual salary, subject to a statutory prescribed annual limit. For the year ended December 31, 2023 and 2022, the Company made matching contributions to such plan of approximately $0.5 million and $0.5 million, respectively, based on a company match of 100% on the first 4% of an employee’s compensation.

Fair Value Measurements
Fair Value Measurements
Under GAAP, we are required to measure certain financial instruments at fair value on a recurring basis. In addition, we are required to measure other financial instruments and balances at fair value on a non-recurring
basis. Fair value is defined by the accounting standard for fair value measurements and disclosures as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. It also establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three levels. The following summarizes the three levels of inputs and hierarchy of fair value we use when measuring fair value:

•	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access;

•	Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as interest rates and yield curves that are observable at commonly quoted intervals; and

•	Level 3 inputs are unobservable inputs for the assets or liabilities that are typically based on an entity’s own assumptions as there is little, if any, related market activity.
In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the fair value measurement will fall within the lowest level that is significant to the fair value measurement in its entirety.
The accounting guidance for fair value measurements and disclosures provides a framework for measuring fair value and establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In determining fair value, we will utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as consider counterparty credit risk in our assessment of fair value. Considerable judgment will be necessary to interpret Level 2 and 3 inputs in determining fair value of our financial and non-financial
assets and liabilities. Accordingly, there can be no assurance that the fair values we will present will be indicative of amounts that may ultimately be realized upon sale or other disposition of these assets.
Financial and
non-financial
assets and liabilities measured at fair value on a
non-recurring
basis in our consolidated financial statements consist of real estate and related liabilities assumed related to our acquisitions along with the assets and liabilities described in Note 3 – Real Estate Facilities. The fair values of these assets and liabilities were determined as of the acquisition dates using widely accepted valuation techniques, including (i) discounted cash flow analysis, which considers, among other things, leasing assumptions, growth rates, discount rates and terminal capitalization rates, (ii) income capitalization approach, which considers prevailing market capitalization rates, and (iii) market approach, which considers comparable sales activity. Additionally, certain such assets and liabilities are required to be fair valued periodically or valued pursuant to ongoing fair value requirements and impairment analyses and have been valued subsequently utilizing the same techniques noted above. In general, we consider multiple valuation techniques when measuring fair values. However, in certain circumstances, a single valuation technique may be appropriate. All of the fair values of the assets and liabilities as of the acquisition dates were derived using Level 3 inputs.
The Series C Units (categorized within Level 3 of the fair value hierarchy) acquired in connection with the Sponsor Funding Agreement are measured at fair value at the time of acquisition, and are accounted for using the equity method of accounting as described in Note 10 – Related Party Transactions. The fair value of these units were determined upon purchase using a valuation model which considered the following key assumptions: the projected distribution rate of SST VI, implied share price volatility, risk free interest rate, current estimated net asset value, and the estimated effective life of the Series C Units.
The carrying amounts of cash and cash equivalents, restricted cash, other assets, accounts payable and accrued liabilities, distributions payable and amounts due to affiliates approximate fair value (categorized within Level 1 of the fair value hierarchy).
The estimated fair value of financial instruments is subjective in nature and is dependent on a number of important assumptions, including discount rates and relevant comparable market information associated with each financial instrument. The fair value of our fixed and variable rate debt was estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities (categorized within Level 2 of the fair value hierarchy). The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. As of September 30, 2024 and December 31, 2023, we believe the fair value of our variable rate debt was reasonably estimated at their notional amounts as there have been minimal changes to the fixed spread portion of interest rates for similar loans observed in the market, and as the variable portion of our interest rates fluctuate with the associated market indices. The table below summarizes the carrying amounts and fair values of our fixed rate debt which are not carried at fair value as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30, 2024		December 31, 2023
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$502,200	$519,471	$505,700	$523,019
During the nine months ended September 30, 2024 and 2023, we held interest rate cash flow hedges and foreign currency net investment hedges to hedge our interest rate and foreign currency exposure (See Notes 5 – Debt and 7 – Derivative Instruments). The fair value analyses of these instruments reflect the contractual terms of the derivatives, including the period to maturity, and used observable market-based inputs, including interest rate curves, foreign exchange rates, and implied volatilities, as applicable. The fair value of interest rate swap and cap agreements are determined using widely accepted valuation techniques, including discounted cash flow analyses on the expected cash flows of the instruments. Our fair values of our net investment hedges are based primarily on the change in the spot rate at the end of the period as compared with the strike price at inception.

To comply with GAAP, we incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of derivative contracts for the effect of non-performance
risk, we consider the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees.
Although we had determined that the majority of the inputs used to value our derivatives were within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with our derivatives utilized Level 3 inputs, such as estimates of current credit spreads, to evaluate the likelihood of default by us and our counterparties. However, through September 30, 2024, we had assessed the significance of the impact of the credit valuation adjustments on the overall valuation of our derivative positions and determined that the credit valuation adjustments were not significant to the overall valuation of our derivatives. As a result, we determined that our derivative valuations in their entirety were classified in Level 2 of the fair value hierarchy.
The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023, aggregated by the level in the fair value hierarchy within which those measurements fall (in thousands):

	Fair Value Measurements at September 30, 2024
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
Other assets - interest rate derivatives	$—	$202	$—
Accounts payable and accrued liabilities - interest rate derivatives	$—	$5,656	$—
Accounts payable and accrued liabilities - foreign currency hedges	$—	$1,326	$—

	Fair Value Measurements at December 31, 2023
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
Other assets - interest rate derivatives	$—	$3,485	$—
Accounts payable and accrued liabilities - foreign currency hedges	$—	$985	$—

Fair Value Measurements
Under GAAP, we are required to measure certain financial instruments at fair value on a recurring basis. In addition, we are required to measure other financial instruments and balances at fair value on a non-recurring
basis. Fair value is defined by the accounting standard for fair value measurements and disclosures as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. It also establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three levels. The following summarizes the three levels of inputs and hierarchy of fair value we use when measuring fair value:

•	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access;

•	Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as interest rates and yield curves that are observable at commonly quoted intervals; and

•	Level 3 inputs are unobservable inputs for the assets or liabilities that are typically based on an entity’s own assumptions as there is little, if any, related market activity.
In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the fair value measurement will fall within the lowest level that is significant to the fair value measurement in its entirety.
The accounting guidance for fair value measurements and disclosures provides a framework for measuring fair value and establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In determining fair value, we will utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as consider counterparty credit risk in our assessment of fair value. Considerable judgment will be necessary to interpret Level 2 and 3 inputs in determining fair value of our financial and non-financial
assets and liabilities. Accordingly, there can be no assurance that the fair values we will present will be indicative of amounts that may ultimately be realized upon sale or other disposition of these assets.
Financial and
non-financial
assets and liabilities measured at fair value on a
non-recurring
basis in our consolidated financial statements consist of real estate and related liabilities assumed related to our acquisitions along with the assets and liabilities described in Note 3 – Real Estate Facilities. The fair values of these assets and liabilities were determined as of the acquisition dates using widely accepted valuation techniques, including (i) discounted cash flow analysis, which considers, among other things, leasing assumptions, growth rates, discount rates and terminal capitalization rates, (ii) income capitalization approach, which considers prevailing market capitalization rates, and (iii) market approach, which considers comparable sales activity. Additionally, certain such assets and liabilities are required to be fair valued periodically or valued pursuant to ongoing fair value requirements and impairment analyses and have been valued subsequently utilizing the same techniques noted above. In general, we consider multiple valuation techniques when measuring fair values. However, in certain circumstances, a single valuation technique may be appropriate. All of the fair values of the assets and liabilities as of the acquisition dates were derived using Level 3 inputs.
The Series C Units (categorized within Level 3 of the fair value hierarchy) acquired in connection with the Sponsor Funding Agreement are measured at fair value at the time of acquisition, and are recorded using the equity method of accounting as described in Note 10 - Related Parties. The fair value of these units were determined using a valuation model which considered the following key assumptions: the projected distribution rate of SST VI, implied share price volatility, risk free interest rate, and the estimated effective life of the Series C Units.
The carrying amounts of cash and cash equivalents, restricted cash, other assets, accounts payable and accrued liabilities, distributions payable and amounts due to affiliates approximate fair value (categorized within Level 1 of the fair value hierarchy).
The table below summarizes the carrying amounts and fair values of financial instruments that are not carried at fair value as of December 31, 2023 and 2022. The estimated fair value of financial instruments is subjective in nature and is dependent on a number of important assumptions, including discount rates and relevant comparable market information associated with each financial instrument. The fair value of our fixed and variable rate debt was estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities (categorized within Level 2 of the fair value hierarchy). The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. As of December 31, 2023 and 2022, we believe the carrying amounts of our variable rate debt are reasonably estimated at their notional amounts as there have been minimal changes to the fixed spread portion of interest rates for similar loans observed in the market, and as the variable portion of our interest rates fluctuate with the associated market indices.

	December 31, 2023		December 31, 2022
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$505,700,000	$523,018,512	$410,600,000	$442,672,020
During the years ended December 31, 2023 and 2022, we held interest rate cash flow hedges and foreign currency net investment hedges to hedge our interest rate and foreign currency exposure (See Notes 5 – Debt and 7 – Derivative Instruments). The fair value analyses of these instruments reflect the contractual terms of the derivatives, including the period to maturity, and used observable market-based inputs, including interest rate curves, foreign exchange rates, and implied volatilities, as applicable. The fair value of the interest rate swap and cap agreements are determined using widely accepted valuation techniques, including discounted cash flow analyses on the expected cash flows of the instruments. Our fair values of our net investment hedges are based primarily on the change in the spot rate at the end of the period as compared with the strike price at inception.
To comply with GAAP, we incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of derivative contracts for the effect of non-performance
risk, we consider the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees.
Although we had determined that the majority of the inputs used to value our derivatives were within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with our derivatives utilized Level 3 inputs, such as estimates of current credit spreads, to evaluate the likelihood of default by us and our counterparties. However, through December 31, 2023, we had assessed the significance of the impact of the credit valuation adjustments on the overall valuation of our derivative positions and determined that the credit valuation adjustments were not significant to the overall valuation of our derivatives. As a result, we determined that our derivative valuations in their entirety were classified in Level 2 of the fair value hierarchy.
The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2023, aggregated by the level in the fair value hierarchy within which those measurements fall:

	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
Other assets - interest rate derivatives	$—	$3,485,281	$—
Accounts payable and accrued liabilities - foreign currency hedges	$—	$985,412	$—

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
We record all derivatives on our balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. We may enter into derivative contracts that are intended to economically hedge certain of our risks, even though hedge accounting does not apply or we elect not to apply hedge accounting.
For derivatives designated as net investment hedges, the effective portion of changes in the fair value of the derivatives are reported in accumulated other comprehensive income (loss). The ineffective portion of the change in fair value of the derivatives is recognized in Other, net, within our consolidated statements of operations. Amounts are reclassified out of other comprehensive (loss) income (“OCI”) into earnings (loss) when the hedged net investment is either sold or substantially liquidated.

Derivative Instruments and Hedging Activities
We record all derivatives on our balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. We may enter into derivative contracts that are intended to economically hedge certain of our risks, even though hedge accounting does not apply or we elect not to apply hedge accounting.
For derivatives designated as net investment hedges, the effective portion of changes in the fair value of the derivatives are reported in accumulated other comprehensive income (loss). The ineffective portion of the change in fair value of the derivatives is recognized in Other, net, within our consolidated statements of operations. Amounts are reclassified out of other comprehensive (loss) income (“OCI”) into earnings (loss) when the hedged net investment is either sold or substantially liquidated.

Income Taxes
Income Taxes
We made an election to be taxed as a Real Estate Investment Trust (“REIT”), under Sections 856 through 860 of the Code, commencing with our taxable year ended December 31, 2014. To qualify as a REIT, we must continue to meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the REIT’s taxable income to stockholders (which is computed without regard to the dividends paid deduction or net capital gains and which does not equal net income as calculated in accordance with GAAP).
For income tax purposes, distributions to common stockholders are characterized as ordinary dividends, capital gain dividends, or as nontaxable distributions. To the extent that we make a distribution in excess of our current or accumulated earnings and profits, the distribution will be a non-taxable
return of capital, reducing the tax basis in each U.S. stockholder’s shares, and the amount of each distribution in excess of a U.S. stockholder’s tax basis in its shares will be taxable as gain realized from the sale of its shares.
As a REIT, we generally will not be subject to U.S. federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will then be subject to U.S. federal income taxes on our taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for U.S. federal income tax purposes for four years following the year during which qualification is lost unless the IRS grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders. However, we believe that we are organized and operate in such a manner as to qualify for treatment as a REIT and intend to operate in the foreseeable future in such a manner that we will remain qualified as a REIT for U.S. federal income tax purposes.
Even if we continue to qualify for taxation as a REIT, we may be subject to certain state, local, and foreign taxes on our income and property, and federal income and excise taxes on our undistributed income.
We filed an election to treat our primary taxable REIT subsidiary (“TRS”) as a taxable REIT subsidiary effective January 1, 2014. In general, our TRS performs additional services for our customers and provides the advisory and property management services to the Managed REITs and otherwise generally engages in non-real
estate related business. The TRS is subject to corporate federal and state income tax.
We account for deferred income taxes using the asset and liability method and recognize deferred tax assets and liabilities for the expected future tax consequences of events that have been included in our financial statements or tax returns. Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Any increase or decrease in the deferred tax liability that results from a change in circumstances, and that causes a change in our judgment about expected future tax consequences of events, is included in the tax provision when such changes occur. Deferred income taxes also reflect the impact of operating loss and tax credit carryforwards. A valuation allowance is provided if we believe it is more likely than not that all or some portion of the deferred tax asset will not be realized. Any increase or decrease in the valuation allowance that results from a change in circumstances, and that causes a change in our judgment about the realizability of the related deferred tax asset, is included in the tax provision when such changes occur.
Uncertain tax positions may arise where tax laws may allow for alternative interpretations or where the timing of recognition of income is subject to judgment. Under ASC Topic 740, tax positions are evaluated for recognition using a more–likely–than–not threshold, and those tax positions requiring recognition are measured at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. Interest and penalties relating to uncertain tax positions will be recognized in income tax expense when incurred. As of September 30, 2024 and December 31, 2023, the Company had no uncertain tax positions. Income taxes payable are classified within accounts payable and accrued liabilities in the consolidated balance sheets. The tax years 2020-2023 remain open to examination by the major taxing jurisdictions to which we are subject.

Income Taxes
We made an election to be taxed as a Real Estate Investment Trust (“REIT”), under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with our taxable year ended
December 31, 2014. To qualify as a REIT, we must continue to meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the REIT’s taxable income to stockholders (which is computed without regard to the dividends paid deduction or net capital gains and which does not equal net income as calculated in accordance with GAAP).
For income tax purposes, distributions to common stockholders are characterized as ordinary dividends, capital gain dividends, or as nontaxable distributions. To the extent that we make a distribution in excess of our current or accumulated earnings and profits, the distribution will be a non-taxable
return of capital, reducing the tax basis in each U.S. stockholder’s shares, and the amount of each distribution in excess of a U.S. stockholder’s tax basis in its shares will be taxable as gain realized from the sale of its shares.
As a REIT, we generally will not be subject to U.S. federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will then be subject to U.S. federal income taxes on our taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for U.S. federal income tax purposes for four years following the year during which qualification is lost unless the IRS grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders. However, we believe that we are organized and operate in such a manner as to qualify for treatment as a REIT and intend to operate in the foreseeable future in such a manner that we will remain qualified as a REIT for U.S. federal income tax purposes.
Even if we continue to qualify for taxation as a REIT, we may be subject to certain state, local, and foreign taxes on our income and property, and federal income and excise taxes on our undistributed income.
We filed an election to treat our primary taxable REIT subsidiary (“TRS”) as a taxable REIT subsidiary effective January 1, 2014. In general, our TRS performs additional services for our customers and provides the advisory and property management services to the Managed REITs and otherwise generally engages in non-real
estate related business. The TRS is subject to corporate federal and state income tax.
We account for deferred income taxes using the asset and liability method and recognize deferred tax assets and liabilities for the expected future tax consequences of events that have been included in our financial statements or tax returns. Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Our deferred tax assets (as further discussed in Note 8 - Income Taxes) were previously included in Other assets, net in our consolidated balance sheets, but have been reclassified to Deferred tax assets within the current consolidated balance sheets included herein.
Any increase or decrease in the deferred tax liability that results from a change in circumstances, and that causes a change in our judgment about expected future tax consequences of events, is included in the tax provision when such changes occur. Deferred income taxes also reflect the impact of operating loss and tax credit carryforwards. A valuation allowance is provided if we believe it is more likely than not that all or some portion of the deferred tax asset will not be realized. Any increase or decrease in the valuation allowance that results from a change in circumstances, and that causes a change in our judgment about the realizability of the related deferred tax asset, is included in the tax provision when such changes occur.
Uncertain tax positions may arise where tax laws may allow for alternative interpretations or where the timing of recognition of income is subject to judgment. Under ASC Topic 740, tax positions are evaluated for recognition using a more–likely–than–not threshold, and those tax positions requiring recognition are measured at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. Interest and penalties relating to uncertain tax positions will be recognized in income tax expense when incurred. As of December 31, 2023 and 2022, the Company had no uncertain tax positions. Income taxes payable are classified within accounts payable and accrued liabilities in the consolidated balance sheets.

Concentration
Concentration
No single self storage customer represents a significant concentration of our revenues. For the nine months ended September 30, 2024, approximately 22%, 20%, and 10% of our rental income was concentrated in Florida, California, and the Greater Toronto Area of Canada, respectively. Our properties within the aforementioned geographic areas are dispersed therein, operating in multiple different regions and sub-markets.

Concentration
No single self storage customer represents a significant concentration of our revenues. For 2023, approximately 23%, 20%, and 10% of our rental income was concentrated in Florida, California, and the Greater Toronto Area of Canada, respectively. Our properties within the aforementioned geographic areas are dispersed therein, operating in multiple different regions and sub-markets.

Segment Reporting
Segment Reporting
Our business is composed of two reportable segments: (i) self storage operations and (ii) the Managed REIT Platform business. Please see Note 9 – Segment Disclosures for additional detail.

Segment Reporting
Our business is composed of two reportable segments: (i) self storage operations and (ii) the Managed REIT Platform business. Please see Note 9 – Segment Disclosures for additional detail.

Convertible Preferred Stock
Convertible Preferred Stock
We classify our Series A Convertible Preferred Stock (as defined in Note 6 – Preferred Equity) on our consolidated balance sheets using the guidance in ASC 480-10-S99. Our Series A Convertible Preferred Stock can be redeemed by us on or after the fifth anniversary of its issuance (October 29, 2024), or if certain events occur, such as the listing of our common stock on a national securities exchange, a change in control, or if a redemption would be required to maintain our REIT status. Additionally, if we do not maintain our REIT status the holder can require redemption. As the shares are contingently redeemable, and under certain circumstances not solely within our control, we have classified our Series A Convertible Preferred Stock as temporary equity.
We have analyzed whether the conversion features in our Series A Convertible Preferred Stock should be bifurcated under the guidance in ASC 815-10 and have determined that bifurcation is not necessary.

Convertible Preferred Stock
We classify our Series A Convertible Preferred Stock (as defined in Note 6 – Preferred Equity) on our consolidated balance sheets using the guidance in ASC 480-10-S99. Our Series A Convertible Preferred Stock can be redeemed by us on or after the fifth anniversary of its issuance (October 29, 2024), or if certain events occur, such as the listing of our common stock on a national securities exchange, a change in control, or if a redemption would be required to maintain our REIT status. Additionally, if we do not maintain our REIT status the holder can require redemption. As the shares are contingently redeemable, and under certain circumstances not solely within our control, we have classified our Series A Convertible Preferred Stock as temporary equity.
We have analyzed whether the conversion features in our Series A Convertible Preferred Stock should be bifurcated under the guidance in ASC 815-10 and have determined that bifurcation is not necessary.

Per Share Data
Per Share Data
Basic earnings per share attributable to our common stockholders for all periods presented are computed by dividing net income (loss) attributable to our common stockholders by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.

Diluted earnings per share is computed by including the dilutive effect of the conversion of all potential common stock equivalents (which includes unvested restricted stock, Series A Convertible Preferred Stock, Class A and
Class A-1
OP Units, and unvested LTIP Units) and accordingly, as applicable, adjusting net income to add back any changes in earnings that reduce earnings per common share in the period associated with the potential common stock equivalents.
The computation of earnings per common share is as follows for the periods presented (amounts presented in thousands, except share and per share data):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2024	2023	2024	2023
Net income (loss)	$(3,392)	$2,979	$(5,735)	$9,291
Net (income) loss attributable to noncontrolling interests	314	(464)	405	(1,574)

Net income (loss) attributable to SmartStop Self Storage REIT, Inc.	(3,078)	2,515	(5,330)	7,717
Less: Distributions to preferred stockholders	(3,142)	(3,151)	(9,358)	(9,349)
Less: Distributions to participating securities	(113)	(93)	(340)	(276)

Net (loss) income attributable to common stockholders - basic:	(6,333)	(729)	(15,028)	(1,908)

Net (loss) income attributable to common stockholders - diluted:	$(6,333)	$(729)	$(15,028)	$(1,908)

Weighted average common shares outstanding:
Average number of common shares outstanding - basic	96,476,987	96,837,584	96,694,076	96,824,500
Unvested LTIP Units	—	—	—	—
Unvested restricted stock awards	—	—	—	—

Average number of common shares outstanding - diluted	96,476,987	96,837,584	96,694,076	96,824,500
Earnings per common share:
Basic	$(0.07)	$(0.01)	$(0.16)	$(0.02)
Diluted	$(0.07)	$(0.01)	$(0.16)	$(0.02)

The following table presents the weighted average Series A Convertible Preferred Stock, Class A and
Class A-1
OP Units, unvested LTIP Units, and unvested restricted stock awards, that were excluded from the computation of diluted earnings per share above as their effect would have been antidilutive for the respective periods, and was calculated using the two-class,
treasury stock or
if-converted
method, as applicable:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2024	2023	2024	2023
	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Series A Convertible Preferred Stock	18,761,726	18,761,726	18,761,726	18,761,726
Class A and Class A-1 OP Units	13,245,359	12,864,174	13,201,258	12,831,077
Unvested LTIP Units	403,562	443,655	356,600	378,665
Unvested restricted stock awards	30,277	36,200	22,413	65,121

	32,440,924	32,105,755	32,341,997	32,036,589

Per Share Data
Basic earnings per share attributable to our common stockholders for all periods presented are computed by dividing net income (loss) attributable to our common stockholders by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.
Diluted earnings per share is computed by including the dilutive effect of the conversion of all potential common stock equivalents (which includes unvested restricted stock, Series A Convertible Preferred Stock, Class A and
Class A-1
OP Units, and unvested LTIP Units) and accordingly, as applicable, adjusting net income to add back any changes in earnings that reduce earnings per common share in the period associated with the potential common stock equivalents.

The computation of earnings per common share is as follows for the periods presented:

	For the Year Ended December 31,
	2023	2022	2021
Net income (loss)	$11,646,760	$21,669,452	$(19,564,718)
Net (income) loss attributable to noncontrolling interests	(1,892,458)	(2,847,572)	2,663,123

Net income (loss) attributable to SmartStop Self Storage REIT, Inc.	9,754,302	18,821,880	(16,901,595)
Less: Distributions to preferred stockholders	(12,500,000)	(12,500,000)	(12,500,000)
Less: Distributions to participating securities	(368,854)	(285,796)	(246,109)

Net income (loss) attributable to common stockholders for basic computations:	(3,114,552)	6,036,084	(29,647,704)

Net income (loss) attributable to common stockholders for diluted computations:	$(3,114,552)	$6,036,084	$(29,647,704)

Weighted average Class A and Class T shares outstanding:
Average number of Class A and Class T shares outstanding-basic	96,807,939	91,939,172	79,438,374
Unvested LTIP Units	—	—	—
Unvested restricted stock awards	—	117,266	—

Average number of Class A and Class T shares outstanding - diluted	96,807,939	92,056,438	79,438,374
Earnings per common share:
Basic	$(0.03)	$0.07	$(0.37)
Diluted	$(0.03)	$0.07	$(0.37)
The following table presents the weighted average Series A Convertible Preferred Stock, Class A and
Class A-1
OP Units, unvested LTIP Units, and unvested restricted stock awards, that were excluded from the computation of diluted earnings per share above as their effect would have been antidilutive for the respective periods, and was calculated using the two-class,
treasury stock or
if-converted
method, as applicable:

	For the Year Ended December 31,

	2023	2022	2021
	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Series A Convertible Preferred Stock	18,761,726	18,761,726	18,761,726
Class A and Class A-1 OP Units	12,840,007	11,667,696	10,097,549
Unvested LTIP Units	413,538	392,856	179,344
Unvested restricted stock awards	59,973	—	105,476

	32,075,244	30,822,278	29,144,095

Recently Issued Accounting Guidance
Recently Issued Accounting Guidance
In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280).” The guidance in ASU 2023-07 was issued to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendment becomes effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Other than the required incremental disclosures, we do not expect it to have a material impact on our consolidated financial statements and related disclosures. We expect to adopt this ASU for the annual report on Form 10-K for the year ending December 31, 2024.
In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740).” The guidance in ASU 2023-09 was issued to provide investors with information to better assess how an entity’s operations and related tax risks, tax planning and operational opportunities affect its tax rate and prospects for future cash flows. The amendment becomes effective for fiscal years beginning after December 15, 2024. We are currently evaluating the impact upon adoption of the new standard on our consolidated financial statements and related disclosures.
In March 2024, the FASB issued ASU 2024-01, “Compensation–Stock Compensation (Topic 718).” ASU 2024-01 adds illustrative guidance in ASC 718 and was issued to reduce complexity in determining whether a profits interest award is subject to the guidance in Topic 718, and to reduce existing diversity in practice. ASU 2024-01 clarifies how to determine whether profits interest and similar awards should be accounted for as a share-based payment arrangement under ASC 718, or as a cash bonus or profit-sharing arrangement under ASC 710 or other guidance, and applies to all reporting entities that account for profits interest awards as compensation to employees or non-employees. The amendment becomes effective for fiscal years beginning after December 15, 2024, including interim periods within those annual periods, with early adoption permitted. The amendments should be applied either retrospectively to all prior periods presented in the financial statements, or prospectively to profits interest and similar awards granted or modified on or after the adoption date. We are currently assessing the impact upon adoption of the new standard on our consolidated financial statements and related disclosures.
In November 2024, the FASB issued ASU 2024-03, “Disaggregation of Income Statement Expenses (Topic 220).” The guidance in ASU 2024-03 was issued to provide investors with more disaggregated information about an entity’s expenses. The amendment becomes effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. We are currently evaluating the impact upon adoption of the new standard on our consolidated financial statements and related disclosures.

Recently Adopted Accounting Guidance
In December 2022, the FASB issued ASU
2022-06,
“Reference Rate Reform (Topic 848).” ASU
2022-06
contains practical expedients for reference rate reform related activities that impact debt, leases, derivatives and other contracts. We elected to apply expedients related to contract modifications, changes in critical terms, and our assessments of effectiveness for designated hedged risks as qualifying changes are made to applicable debt and derivative contracts. Application of these expedients on such qualifying changes maintains the consistency of our presentation of debt and derivative contracts. ASU 2022-06 was adopted during the year ended December 31, 2022, and had no material impact on our consolidated financial statements.

Recently Issued Accounting Guidance
In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280).” The guidance in ASU 2023-07 was issued to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendment becomes effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. We are currently evaluating the impact upon adoption of the new standard on its consolidated financial statements and related disclosures.
In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740).” The guidance in ASU 2023-09 was issued to provide investors with information to better assess how an entity’s operations and related tax risks, tax planning and operational opportunities affect its tax rate and prospects for future cash flows. The amendment becomes effective for fiscal years beginning after December 15, 2024. We are currently evaluating the impact upon adoption of the new standard on its consolidated financial statements and related disclosures.